Other disclosures - Risk Management and Principal Risks - Reconciliation of ECL movement to impairment charge/(release) for the period (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	£ 368	£ 73	£ 86
Impairment release on loan commitments and financial guarantees	(368)	(73)	(86)
Impairment charge on other financial assets	3,607	1,269	726
Credit impairment charges	(3,377)	(1,202)	(643)
Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets	547	55	£ (48)
Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	2,793	1,183
Recoveries and reimbursements	368	73
Exchange and other adjustments	267	31
Home loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	103	(6)
Credit cards, unsecured loans and other retail lending [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	1,484	1,056
Wholesale loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	1,206	133
Other financial assets [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges	£ 138	£ (6)